Condensed consolidated statements of cash flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (118)	$ (184)
(Increase) in trade receivables	(151)	(117)
Increase in trade payables	8	23
Net change in other operating assets	(16)	20
Net change in other operating liabilities	(154)	(18)
Total	$ (431)	$ (276)